1091348

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	16.00

03059437

SEC MAIL PROCESSING RECEIVED AUG 18 2003 WASH. D.C. 155 SECTION

FORM D

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
Reservoir Capital Partners, L.P.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Reservoir Capital Partners, L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
650 Madison Avenue, 26th Floor, New York, New York 10022	**212-610-9000**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Reservoir Capital Partners, L.P. is a private equity fund.

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
AUG 19 2003
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 7 Year 98 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities an Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which i is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Avenue, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must b photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any change thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix nee not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOI and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or hav been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. Thi notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice wil not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Reservoir Capital Group, L.L.C.

Business or Residence Address (Number and Street, City, State, Zip Code)
650 Madison Avenue, 26th Floor, New York, New York 10022

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Stern, Daniel H.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Reservoir Capital Partners, L.P., 650 Madison Avenue, 26th Floor, New York, New York 10022

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Huff, Craig A.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Reservoir Capital Partners, L.P., 650 Madison Avenue, 26th Floor, New York, New York 10022

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Zeitlin, Gregg M.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Reservoir Capital Partners, L.P., 650 Madison Avenue, 26th Floor, New York, New York 10022

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Reservoir Capital Management, L.L.C.

Business or Residence Address (Number and Street, City, State, Zip Code)
650 Madison Avenue, 26th Floor, New York, New York 10022

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Doc #:NY6:544628.1

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2. What is the minimum investment that will be accepted from any individual?	$ 10,000,000	
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check All States or check individual States) ☐ All State

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business of Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check All States or check individual States) ☐ All State

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business of Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check All States or check individual States) ☐ All State

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

Sales Commissions (specify finders' fees separately)	☐ $
Other Expenses (identify) travel and entertainment	☒ $ 25,000
Total	☒ $ 355,000

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in responses to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 333,895,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $ 0	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $ 0	☐ $ 0
Working capital	☐ $ 0	☐ $ 0
Other (specify): **For Investment Purposes**	☐ $ 0	☐ $ 333,895,000
Column Totals	☐ $ 0	☐ $ 333,895,000
Total Payments Listed (column totals added)	☐ $ 333,895,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Reservoir Capital Partners, L.P.	[signature]	**August 6, 2003**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Daniel H. Stern	**Senior Managing Member of Ultimate General Partner**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

Doc #:NY6:544628.1